Commitments (Details) $ in Millions	Dec. 31, 2025 USD ($) target	Feb. 28, 2019 USD ($)
Commitments [Line Items]
Nominated targets under agreement | target	6
Halozyme Therapeutics Inc
Commitments [Line Items]
Outstanding commitment		$ 40
Future milestone payments		$ 78
Lonza and Fujifilm | Efgartigimod
Commitments [Line Items]
Outstanding commitment	$ 1,300